UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/05

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |X| adds new holdings entries.

Levy Harkins & Co. Inc.

Name:    Levy Harkins & Co. Inc.
Address: 570 Lexington Ave.
         New York, NY 10022
13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Lucia LoScalzo
Title: Office Manager
Phone: 212-888-3030

Signature,                            Place,                and Date of Signing:


/s/ Lucia LoScalzo              570 Lexington, NYC 10022          04/11/05
----------------------          ------------------------    --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        19

Form 13F Information Table Value Total:  $216,422

List of Other Included Managers:

FORM 13F INFORMATION TABLE

                           TITLE OF                   VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER          CLASS          CUSIP     (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------------    --------      ---------   --------  -------   ---   ----   -------  ----------  -------- -------- -------
American Express           COM          025816 10 9   14,712   286,383                  Sole      None       None
Asia Satellite Telecom.    Sponsored
                            ADR         04516X 10 6      608    32,510                  Sole      None       None
Berkshire Hathaway         CL B         084670 20 7   19,315     6,763                  Sole      None       None
Bear, Stearns & Co.        COM          073902 10 8   24,307   243,315                  Sole      None       None
Boeing Company             COM          097023 10 5    9,620   164,553                  Sole      None       None
Cabot Corporation          COM          127055 10 1    6,589   197,095                  Sole      None       None
Countrywide Financial Co.  COM          222372 10 4   18,276   563,041                  Sole      None       None
Eastman Kodak              COM          277461 10 9   10,816   332,295                  Sole      None       None
Echostar Comm.             CL A         278762 10 9   21,934   749,882                  Sole      None       None
Ethan Allen Interiors      COM          297602 10 4    7,834   244,807                  Sole      None       None
Geron Corporation          COM          374163 10 3    4,334   709,310                  Sole      None       None
Fidelity National Fin.     COM          316326 10 7   14,616   443,708                  Sole      None       None
Gannett Incorporated       COM          364730 10 1   11,863   150,010                  Sole      None       None
Moody's Corporation        COM          615369 10 5   13,020   161,013                  Sole      None       None
Qualcomm Inc.              COM          747525 10 3   16,382   446,988                  Sole      None       None
Scotts CO                  CL A         810186 10 6   10,328   147,065                  Sole      None       None
Traffix, Inc.              COM          892721 10 1      299    59,250                  Sole      None       None
Regis Corp.-MINN           COM          758932 10 7    9,879   241,356                  Sole      None       None
Worldpoint Terminals       COM          981912 20 7    1,690   451,800                  Sole      None       None